Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 3,925,147	$ 4,419,016	$ 4,667,502
Financing Cash Flows, From	263,160	1,697,665	1,223,539
Financing Cash Flows, Used	(508,268)	(2,209,083)	(1,627,712)
Financing Cash Flows, Interest paid	(174,336)	(217,723)	(229,992)
Financing Cash Flows, Total	(419,444)	(729,141)	(634,165)
Non-Cash Changes, Changes in fair value	82,149	1,667	(10,657)
Non-Cash Changes, Foreign exchange differences	23,729	(25,656)	118,119
Non-Cash Changes, Financial costs	203,431	230,769	231,813
Non-Cash Changes, New leases	88,035	43,905	56,201
Non-Cash Changes, Other changes	8,943	(15,413)	(9,797)
Ending Balance	3,911,990	3,925,147	4,419,016
Liabilities arising from financing activities	3,911,990	3,925,147	4,419,016
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	236,199	827,492	566,603
Financing Cash Flows, From			400,014
Financing Cash Flows, Used	(281,733)	(1,052,502)	(1,010,370)
Financing Cash Flows, Interest paid	(174,159)	(214,929)	(218,901)
Financing Cash Flows, Total	(455,892)	(1,267,431)	(829,257)
Non-Cash Changes, Changes in fair value	62,092	6,590	46,378
Non-Cash Changes, Foreign exchange differences	3,517	3,756	11,028
Non-Cash Changes, Financial costs	173,238	213,830	217,065
Non-Cash Changes, Other changes	469,764	451,962	815,675
Ending Balance	488,918	236,199	827,492
Liabilities arising from financing activities	488,918	236,199	827,492
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	3,401,910	3,348,867	3,891,875
Financing Cash Flows, From	190,000	1,632,383	810,443
Financing Cash Flows, Used	(190,000)	(1,137,625)	(595,413)
Financing Cash Flows, Total		494,758	215,030
Non-Cash Changes, Changes in fair value	5,826	(5,036)	(44,273)
Non-Cash Changes, Foreign exchange differences	(1,706)	2,674	97,377
Non-Cash Changes, Financial costs	5,669	7,746	5,631
Non-Cash Changes, Other changes	(379,840)	(447,099)	(816,773)
Ending Balance	3,031,859	3,401,910	3,348,867
Liabilities arising from financing activities	3,031,859	3,401,910	3,348,867
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	295,652	305,617	275,379
Financing Cash Flows, Used	(36,535)	(18,956)	(21,929)
Financing Cash Flows, Interest paid	(177)	(2,794)	(11,091)
Financing Cash Flows, Total	(36,712)	(21,750)	(33,020)
Non-Cash Changes, Changes in fair value		(25)
Non-Cash Changes, Foreign exchange differences	46,594	(23,809)	4,221
Non-Cash Changes, Financial costs	24,871	11,990	11,535
Non-Cash Changes, New leases	88,035	43,905	56,201
Non-Cash Changes, Other changes	(8,243)	(20,276)	(8,699)
Ending Balance	410,197	295,652	305,617
Liabilities arising from financing activities	410,197	295,652	305,617
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(8,614)	(62,960)	(66,355)
Financing Cash Flows, From	73,160	65,282	13,082
Financing Cash Flows, Total	73,160	65,282	13,082
Non-Cash Changes, Changes in fair value	14,231	138	(12,762)
Non-Cash Changes, Foreign exchange differences	(24,676)	(8,277)	5,493
Non-Cash Changes, Financial costs	(347)	(2,797)	(2,418)
Non-Cash Changes, Other changes	(72,738)
Ending Balance	(18,984)	(8,614)	(62,960)
Liabilities arising from financing activities	(18,984)	(8,614)	(62,960)
Payable due to Related Party
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,186,611	1,346,872
Ending Balance	1,028,632	1,186,611	1,346,872
Liabilities arising from financing activities	1,028,632	1,186,611	1,346,872
Payable due to Related Party | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	167,097	167,112
Ending Balance	167,101	167,097	167,112
Liabilities arising from financing activities	167,101	167,097	167,112
Payable due to Related Party | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,019,514	1,179,760
Ending Balance	861,531	1,019,514	1,179,760
Liabilities arising from financing activities	861,531	1,019,514	1,179,760
Interest Bearing Loans
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,438,609	2,781,585
Ending Balance	2,420,827	2,438,609	2,781,585
Liabilities arising from financing activities	2,420,827	2,438,609	2,781,585
Interest Bearing Loans | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	61,447	618,183
Ending Balance	259,461	61,447	618,183
Liabilities arising from financing activities	259,461	61,447	618,183
Interest Bearing Loans | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,377,162	2,163,402
Ending Balance	2,161,366	2,377,162	2,163,402
Liabilities arising from financing activities	2,161,366	2,377,162	2,163,402
Cash Flow Hedges
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	4,275	(15,058)
Ending Balance	52,334	4,275	(15,058)
Liabilities arising from financing activities	52,334	4,275	(15,058)
Cash Flow Hedges | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	7,655	42,197
Ending Balance	62,356	7,655	42,197
Liabilities arising from financing activities	62,356	7,655	42,197
Cash Flow Hedges | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	5,234	5,705
Ending Balance	8,962	5,234	5,705
Liabilities arising from financing activities	8,962	5,234	5,705
Cash Flow Hedges | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(8,614)	(62,960)
Ending Balance	(18,984)	(8,614)	(62,960)
Liabilities arising from financing activities	(18,984)	(8,614)	(62,960)
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	295,652	305,617
Ending Balance	410,197	295,652	305,617
Liabilities arising from financing activities	410,197	295,652	305,617
Lease liabilities [member] | Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	295,652	305,617
Ending Balance	410,197	295,652	305,617
Liabilities arising from financing activities	$ 410,197	$ 295,652	$ 305,617